Annual Total Returns- Goldman Sachs Strategic Factor Allocation Fund (Class P Shares) [BarChart] - Class P Shares - Goldman Sachs Strategic Factor Allocation Fund - Class P Shares	2019	2020
Total	13.31%	11.96%